January 13, 2015

Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Re:Filing of Initial Registration Statement for Elkhorn ETF Trust

Ladies and Gentlemen:

On behalf of Elkhorn ETF Trust (the “Registrant”), we are transmitting the Registrant’s initial registration statement on Form N-1A and the exhibits being filed thereto for electronic filing under the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended. Before the registration statement becomes effective under the Securities Act, the Registrant will update its registration statement and file all remaining exhibits.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

Chapman and Cutler LLP

By:	/s/Morrison C. Warren
Morrison C. Warren

Enclosures